Revision of Previously Issued Financial Statements (Tables)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of Impact of the Errors on Financial Statement

The impact of the errors described above on the condensed consolidated balance sheet as of March 31, 2024, is as follows:

	As of March 31, 2024
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance
Current liabilities
Deferred commission payable	-	5,738	5,738
Total current liabilities	1,984	5,738	7,722
Deferred commission payable	5,738	(5,738)	-
Total liabilities	8,016	-	8,016
The impact of the errors described above on the balance sheet as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets (in thousands)
Assets
Current assets
Prepaid expenses and other current assets	$-	$493	$493
Total current assets	8	493	501
Total assets	13	493	506
Stockholders’ deficit
Accumulated deficit	(12,929)	493	(12,436)
Total shareholders’ deficit	(12,517)	493	(12,024)
Total liabilities and shareholders’ deficit	$13	$493	$506
 The impact of the errors described above on the statements of operations and comprehensive loss for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:
General and administrative expenses	$2,008	$(493)	$1,515
Total operating costs and expenses	2,008	(493)	1,515
Operating loss	(2,008)	493	(1,515)
Net loss	$(2,165)	$493	$(1,672)
Net loss per share attributable to ordinary shareholders – basic and diluted*	$(1,082)	$247	$(835)
Total Comprehensive Loss	$(2,428)	$493	$(1,935)

*	Does not reflect the impact of the Merger on the Company’s capital structure he impact of the errors described above on the statements of changes in shareholders’ deficit as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit (in thousands)
Accumulated deficit	$(12,929)	$493	$(12,436)
Total shareholders’ deficit	$(12,517)	$493	$(12,024)
 The impact of the errors described above on the statements of cash flows for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(2,165)	493	(1,672)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	(493)	(493)

The impact of the errors described above on the condensed consolidated balance sheet as of June 30, 2024, is as follows:

	As of June 30, 2024
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance
Current liabilities
Deferred commission payable	-	5,738	5,738
Total current liabilities	2,856	5,738	8,594
Deferred commission payable	5,738	(5,738)	-
Total liabilities	8,767	-	8,767

The impact of the errors described above on the balance sheet as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets
Assets
Current assets
Prepaid expenses and other current assets	$-	$895	$895
Total current assets	-	895	895
Total assets	5	895	900
Stockholders’ deficit
Accumulated deficit	(15,437)	895	(14,542)
Total shareholders’ deficit	(15,408)	895	(14,513)
Total liabilities and shareholders’ deficit	$5	$895	$900

The impact of the errors described above on the statements of operations and comprehensive loss for the three and six months ended June 30, 2023, is as follows (in thousands):

	For the three months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		1,717		(402)		1,315
Total operating costs and expenses		1,717		(402)		1,315
Operating loss		(1,717)		402		(1,315)
Net income (loss)		$(2,508)		$402		$(2,106)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(1,254)		$201		$(1,053)
Total comprehensive income (loss)		$(2,891)		$402		$(2,489)

*	Does not reflect the impact of the Merger on the Company’s capital structure

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		3,725		(895)		2,830
Total operating costs and expenses		3,725		(895)		2,830
Operating loss		(3,725)		895		(2,830)
Net income (loss)		$(4,673)		$895		$(3,778)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(2,337)		$448		$(1,889)
Total comprehensive income (loss)		$(5,319)		$895		$(4,424)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of changes in shareholders’ deficit as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Accumulated deficit*	$(15,437)	$895	$(14,542)
Total shareholders’ deficit	$(15,408)	$895	$(14,513)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of cash flows for the six months ended June 30, 2023, is as follows (in thousands):

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(4,673)	$895	$(3,778)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	$(895)	$(895)

The impact of the errors described above on the balance sheet as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Balance Sheets
Current liabilities
Accrued professional fees	3,681	(373)	3,308
Total current liabilities	6,356	(373)	5,983
Total liabilities	15,413	(373)	15,040
Stockholders’ deficit
Accumulated deficit*	(14,548)	373	(14,175)
Total shareholders’ deficit	(14,513)	373	(14,140)
Total liabilities and shareholders’ deficit	$900	$-	$900

*	Reflects the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of operations and comprehensive loss for the three and six months ended June 30, 2023, is as follows (in thousands):

	For the three months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		1,315		(427)		888
Total operating costs and expenses		1,315		(427)		888
Operating loss		(1,315)		427		(888)
Other income (expense):
Other income (expense), net		(791)		(54)		(845)
Total other (expense) income, net		(791)		(54)		(845)
Net income (loss)		$(2,106)		$373		$(1,733)
Basic earnings/(net loss) per share		$(0.03)		$0.00		$(0.03)
Diluted earnings/(net loss) per share		$(0.03)		$0.01		$(0.02)
Total comprehensive income (loss)		$(2,489)		$373		$(2,116)

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:	$		$		$
General and administrative expenses		2,830		(427)		2,403
Total operating costs and expenses		2,830		(427)		2,403
Operating loss		(2,830)		427		(2,403)
Other income (expense):
Other income (expense), net		(948)		(54)		(1,002)
Total other (expense) income, net		(948)		(54)		(1,002)
Net income (loss)		$(3,778)		$373		$(3,405)
Basic earnings/(net loss) per share		$(0.06)		$0.01		$(0.05)
Diluted earnings/(net loss) per share		$(0.05)		$0.00		$(0.05)
Total comprehensive income (loss)		$(4,424)		$373		$(4,051)

The impact of the errors described above on the statements of changes in shareholders’ deficit as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Accumulated deficit*	$(14,548)	$373	$(14,175)
Total shareholders’ deficit	$(14,513)	$373	$(14,140)

*	Reflects the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of cash flows for the six months ended June 30, 2023, is as follows (in thousands):

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(3,778)	$373	$(3,405)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	986	(373)	$613

The impact of the errors described above on the condensed consolidated balance sheets as of September 30, 2023, is as follows:

	As of September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Balance Sheets
Stockholders’ deficit
Additional paid-in capital	$11,351	$(1,534)	$9,817
Accumulated deficit	(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the three months ended September 30, 2023, is as follows:

	For the Three Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands, except per share amounts)	As Previously Reported	Adjustment	As Revised
Statements of Operations and Comprehensive Loss
Operating expenses:
General and administrative expenses	$1,069	$(639)	$430
Total operating costs and expenses	1,069	(639)	430
Operating loss	(1,069)	639	(430)
Net income (loss)	$1,986	$639	$2,625
Basic earnings/(net loss) per share	$0.03	$0.01	$0.04
Diluted earnings/(net loss) per share	$-	$0.01	$0.01
Total comprehensive income (loss)	$2,596	$639	$3,235

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the nine months ended September 30, 2023, is as follows:

	For the Nine Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands, except per share price amounts)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Operating expenses:
General and administrative expenses	$4,367	$(1,534)	$2,833
Total operating costs and expenses	4,367	(1,534)	2,833
Operating loss	(4,367)	1,534	(2,833)
Net income (loss)	$(2,314)	$1,534	$(780)
Basic earnings/(net loss) per share	$(0.04)	$0.03	$(0.01)
Diluted earnings/(net loss) per share	$(0.08)	$0.02	$(0.06)
Total comprehensive income (loss)	$(2,278)	$1,534	$(744)

The impact of the errors described above on the condensed consolidated statements of changes in stockholders’ deficit as of September 30, 2023, is as follows:

	As of September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Statements of Changes in Shareholders’ Deficit
Stockholders’ deficit
Additional paid-in capital	$11,351	(1,534)	$9,817
Accumulated deficit	$(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statement of cash flows for the nine months ended September 30, 2023, is as follows:

	For the Nine Months ended September 30, 2023 (Unaudited)
(Dollar amounts in thousands)	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(2,314)	1,534	(780)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$93	(1,534)	(1,441)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital	-	1,534	1,534